As filed with the Securities and Exchange Commission on April 2, 2009

                                                     Registration No. 333-156354


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

           Pre-Effective Amendment No. ___  X  Post-Effective Amendment No. 2

                        (check appropriate box or boxes)

                            THE GAMCO WESTWOOD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                 One Corporate Center, Rye, New York 10580-1422
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1-800-422-3554

                                 Bruce N. Alpert
                              Teton Advisors, Inc.
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and Address of Agent for Service)

                                   Copies to:

           Peter D. Goldstein            Michael R. Rosella, Esq.
           The GAMCO Westwood Funds      Paul, Hastings, Janofsky and Walker LLP
           One Corporate Center          75 East 55th Street
           Rye, New York 10580-1422      New York, New York 10022




 It is proposed that this filing will become automatically effective pursuant to Rule 485(b).

                                EXPLANATORY NOTE


This Post-Effective Amendment No. 2 to the Registration Statement of The GAMCO Westwood Funds (the "Trust") regarding the GAMCO Westwood Mighty MitesSM Fund on Form N-14 hereby incorporates Part A and Part B from the Trust's filing of the definitive combined proxy statement/prospectus and statement of additional information pursuant to Rule 497(b) filed on January 21, 2009 (File No. 333-156354). This Post-Effective Amendment No. 2 is being filed to add the required legal and tax opinions as an Exhibit to Part C of the Registration Statement.

We have also included for filing a copy of the Trust's Transfer Agency and Service Agreement.

ITEM 15. INDEMNIFICATION

         The statement as to the general effect of any contract, arrangements or statute under which a trustee, officer, underwriter or affiliated person of the Registrant is indemnified is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1

ITEM 16. EXHIBITS

(1)(a) Registrant's Amended and Restated Declaration of Trust, dated June 12, 1986, and Amendments thereto are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on December 22, 1986 ("Pre-Effective Amendment No. 1").

(1)(b) Amendment to Registrant's Declaration of Trust, dated December 29, 2004, is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement as filed with the SEC via EDGAR on January 31, 2005 (Accession No. 0000935069-05-000151) ("Post-Effective Amendment No. 28").

(2) Registrant's By-Laws, dated November 24, 1986, are incorporated by reference to Pre-Effective Amendment No. 1.

(3) Not Applicable.

(4) Agreement and Plan of Reorganization and Liquidation dated November 28, 2008, is incorporated by reference to the Registrant's Registration Statement on Form N-14 as filed with the SEC via EDGAR on December 19, 2008 (Accession No. 0000935069-08-003048).

(5) Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust's Declaration of Trust and Bylaws.

(6)(a) Investment Advisory Agreement between the Registrant, on behalf of the Equity Fund, the Cash Management Fund, the Intermediate Bond Fund and the Balanced Fund, and Teton Advisers, LLC (now known as Teton Advisors, Inc.), dated October 6, 1994, is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement as filed with the SEC via EDGAR on January 31, 2000 (Accession No. 0000927405-00-000035) ("Post-Effective Amendment No. 22").

(6)(b) Investment Advisory Agreement between the Registrant, on behalf of Westwood SmallCap Equity Fund and Westwood Realty Fund and Teton Advisers, LLC (now known as Teton Advisors, Inc.), dated February 25, 1997, is incorporated by reference to Post-Effective Amendment No. 22.

(6)(c) Investment Advisory Agreement between the Registrant, on behalf of the Westwood Mighty Mites(SM) Fund, and Gabelli Advisers, Inc. (now known as Teton Advisors, Inc.), dated May 11, 1998, is incorporated by reference to Post-Effective Amendment No. 22.

(6)(d) Investment Sub-Advisory Agreement between the Registrant, on behalf of the Equity Fund, the Cash Management Fund, the Intermediate Bond Fund and the Balanced Fund, and Teton Advisers, LLC (now known as Teton Advisors, Inc.) and Westwood Management Corporation, dated October 6, 1994, is incorporated by reference to Post-Effective Amendment No. 22.

(6)(e) Interim Investment Advisory Agreement between the B.B. Funds, on behalf of the B.B. Micro-Cap Growth Fund and Teton Advisors, Inc., dated November 28, 2008, is incorporated by reference to the Registrant's Registration Statement on Form N-14 as filed with the SEC via EDGAR on December 19, 2008 (Accession No. 0000935069-08-003048).

(6)(f) Contractual Advisory Fee Waiver and Expense Reimbursement Agreement between the Registrant and Gabelli Advisers, Inc., (now known as Teton Advisors, Inc.) dated October 1, 2006, is incorporated by reference to Post-Effective Amendment No. 34.

(6)(g) Contractual Advisory Fee Waiver and Expense Reimbursement Agreement between the Registrant and Gabelli Advisers, Inc. (now known as Teton Advisors, Inc.), dated October 1, 2007, incorporated by reference to Post-Effective Amendment No. 34.

(7) Amended and Restated Distribution Agreement between the Registrant and Gabelli & Company, Inc., dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed with the SEC via EDGAR on February 2, 2004 (Accession No. 0000935069-04-000157) ("Post-Effective Amendment No. 26").

(8) Not Applicable.

(9)(a) Custody Agreement between the Registrant and The Bank of New York, dated January 22, 2004, is incorporated by reference to Post-Effective Amendment No. 26.

(9)(b) Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated January 22, 2004, is incorporated by reference to Post-Effective Amendment No. 26.

(10)(a) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Series Shares, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement as filed with the SEC via EDGAR on December 1, 1999 (Accession No.
0000927405-99-000364) ("Post-Effective Amendment No. 21").

(10)(b) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class A Series Shares, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 21.

(10)(c) Plan of Distribution pursuant to Rule 12b-1 relating to Class A Series Shares, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 21.

(10)(d) Plan of Distribution pursuant to Rule 12b-1 relating to Class B Series Shares, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 21.

(10)(e) Plan of Distribution pursuant to Rule 12b-1 relating to Class C Series Shares, dated November 16, 1999, is incorporated by reference to Post-Effective Amendment No. 21.

(10)(f) Amended and Restated Rule 18f-3 Multi-Class Plan, dated November 19, 2003, is incorporated by reference to Post-Effective Amendment No. 28.

(11) Opinion of Sullivan & Worcester LLP, special Massachusetts counsel, is filed herewith.

(12) Opinion of Paul, Hastings, Janofsky & Walker LLP, on certain tax matters, is filed herewith.

(13)(a) Transfer Agency and Service Agreement between The GAMCO Westwood Funds and State Street Bank & Trust Company, dated October 12, 1994, is filed herewith.

(14)(a) Consent of PricewaterhouseCoopers LLP (New York, NY), Independent Registered Public Accounting Firm, is incorporated by reference to Post-Effective Amendment No. 1 on Form N-14 as filed with the SEC via EDGAR on January 21, 2009.

(14)(b) Consent of PricewaterhouseCoopers LLP (Los Angeles, CA), Independent Registered Public Accounting Firm, is incorporated by reference to Post-Effective Amendment No. 1 on Form N-14 as filed with the SEC via EDGAR on January 21, 2009.

(15) Not Applicable.

(16)(a) Power of Attorney for Susan M. Byrne, Anthony J. Colavita, James P. Conn, Werner J. Roeder, M.D. and Karl Otto Pohl, dated May 15, 2001, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement as filed with the SEC via EDGAR on January 29, 2002 (Accession No. 0000935069-02-000044).

(16)(b) Power of Attorney for Salvatore J. Zizza, dated March 11, 2005, is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement as filed with the SEC via EDGAR on December 2, 2005 (Accession No. 00009350-09-05-003307).

(17)(a) Form of Proxy Ballot, is incorporated by reference to Post-Effective Amendment No. 1 on Form N-14 as filed with the SEC via EDGAR on January 21, 2009.

(17)(b) Prospectus for the GAMCO Westwood Funds dated January 21, 2009, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A as filed with the SEC via EDGAR on January 21, 2009.

(17)(c) Statement of Additional Information for GAMCO Westwood Funds dated January 21, 2009, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A as filed with the SEC via EDGAR on January 21, 2009.

(17)(d) Prospectus for the Bjurman, Barry Funds dated August 1, 2008, is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2008 (Accession No. 0000950-152-08-005730).

(17)(e) Statement of Additional Information for the Bjurman, Barry Funds dated August 1, 2008, is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 29, 2008 (Accession No. 0000950-152-08-005730).

(17)(f) Annual Report to Shareholders of the GAMCO Westwood Funds for the fiscal year ended September 30, 2008, is incorporated by reference to Form N-CSR as filed with the SEC via EDGAR on December 4, 2008 (Accession No.
0000935069-08-002903).

(17)(g) Annual Report to Shareholders of the Bjurman, Barry Funds for the fiscal year ended March 31, 2008, is incorporated by reference to Form N-CSR as filed with the SEC via EDGAR on June 6, 2008 (Accession No. 0000950152-08-004475).

(17)(h) Semi-Annual Report to Shareholders of the Bjurman, Barry Funds for the six months ended September 30, 2008, is incorporated by reference to Form N-CSR as filed with the SEC via EDGAR on December 8, 2008 (Accession No. 0000950152-08-010069).

(17)(i) Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company Inc., Gabelli Advisers, Inc. (now known as Teton Advisors, Inc.) and Gabelli Fixed Income LLC is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement as filed with the SEC via EDGAR on January 30, 2007 (Accession No. 0000935069-07-000193).

(17)(i) Revised Code of Ethics for the Registrant, Westwood Management Corporation, Westwood Trust and Westwood Holdings Group, Inc. incorporated by reference to Post-Effective Amendment No. 34.

ITEM 17.  UNDERTAKINGS

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to the be initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Rye and State of New York, on the 2nd day of April, 2009.

                                        The GAMCO Westwood Funds

                                        By:/S/ BRUCE N. ALPERT
                                        Name: Bruce N. Alpert
                                        Title: President and Principal Executive
                                        Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/S/ BRUCE N. ALPERT              President and                  April 2, 2009
Bruce N. Alpert                  Principal Executive Officer

/S/ AGNES MULLADY                Principal Financial Officer    April 2, 2009
Agnes Mullady                    and Treasurer

/S/                   *          Trustee                        April 2, 2009
Anthony J. Colavita

/S/                   *          Trustee                        April 2, 2009
James P. Conn

/S/                   *          Trustee                        April 2, 2009
Werner J. Roader, M.D.

/S/                   *          Trustee                        April 2, 2009
Salvatore J. Zizza

*By /S/ BRUCE N. ALPERT                                         April 2, 2009
    Bruce N. Alpert
    Attorney-in-Fact

                                    Exhibits

(11)   Opinion of Sullivan & Worcester LLP, special Massachusetts counsel.

(12)   Opinion of Paul, Hastings, Janofsky & Walker LLP, on certain tax matters.

(13)(a) Transfer Agency and Service Agreement between The GAMCO Westwood Funds and State Street Bank & Trust Company, dated October 12, 1994.